UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



      Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment:           |_|; Amendment Number:

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Theleme Partners LLP

Address:  15 Davies Street
          London
          W1K 3AG
          England

13F File Number: 028-14308

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Patrick Degorce
Title:  Principal
Phone:  44-020-7150-1400


Signature, Place and Date of Signing:

 /s/ Patrick Degorce           London, England                 May 15, 2013
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:        1

Form 13F Information Table Entry Total:   12

Form 13F Information Table Value Total:  $1,256,496
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.        Form 13F File Number       Name

1.         028-14311                  Theleme Master Fund Ltd.
----      -----------------           --------------------------

                                                   FORM 13F INFORMATION TABLE
                                                       March 31, 2013



COLUMN 1                          COLUMN  2         COLUMN 3     COLUMN 4       COLUMN 5      COLUMN 6    COLUMN 7    COLUMN 8

                                                                 VALUE    SHRS OR   SH/ PUT/  INVESTMENT  OTHER   VOTING AUTHORITY
NAME OF ISSUER                    TITLE OF CLASS    CUSIP       (X$1000)  PRN AMT   PRN CALL  DISCRETION  MNGRS  SOLE   SHARED  NONE
AMERICAN EXPRESS CO                   COM           025816109   167,368  2,481,000  SH         DEFINED      1   2,481,000
CANADIAN PAC RY LTD                   COM           13645T100    44,396    340,277  SH         DEFINED      1     340,277
CME GROUP INC                         COM           12572Q105   144,344  2,350,500  SH         DEFINED      1   2,350,500
DOLLAR GEN CORP NEW                   COM           256677105    89,218  1,763,900  SH         DEFINED      1   1,763,900
FORTUNE BRANDS HOME & SEC IN          COM           34964C106    46,516  1,242,751  SH         DEFINED      1   1,242,751
LOWES COS INC                         COM           548661107    89,491  2,359,993  SH         DEFINED      1   2,359,993
MASCO CORP                            COM           574599106    39,002  1,926,002  SH         DEFINED      1   1,926,002
MCGRAW HILL COS INC                   COM           580645109    51,820    995,000  SH         DEFINED      1     995,000
MOHAWK INDS INC                       COM           608190104    89,682    792,800  SH         DEFINED      1     792,800
NEWELL RUBBERMAID INC                 COM           651229106    99,360  3,806,900  SH         DEFINED      1   3,806,900
SCHWAB CHARLES CORP NEW               COM           808513105    85,655  4,842,000  SH         DEFINED      1   4,842,000
WELLS FARGO & CO NEW                  COM           949746101   309,645  8,371,047  SH         DEFINED      1   8,371,047


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